Stock-Based Compensation - Stock Options and Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Apr. 16, 2019	Jun. 30, 2019
Stock-Based Compensation
Dividend yield		0.00%
Stock Options
Stock-Based Compensation
Expiry period	10 years
Risk free rate of return, Minimum		2.28%
Risk free rate of return, Maximum		2.45%
Expected share price volatility, Minimum		18.40%
Expected share price volatility, Maximum		18.45%
Number of shares
Options granted (in shares)		994,966
Options canceled (in shares)		(9,760)
Balance (in shares)		985,206
Weighted-average exercise price
Options granted (per share)		$ 15.06
Options canceled (per share)		15.00
Outstanding price at ending (per share)		$ 15.06
Additional disclosures
Weighted average remaining contractual term for outstanding options (in years)		9 years 9 months 15 days
Aggregate intrinsic value		$ 8,849
Weighted-average grant date fair value
Total unrecognized stock-based compensation expense		$ 3,200
Weighted-average period (in years)		2 years 8 months 5 days
Stock Options | Minimum
Stock-Based Compensation
Vesting period	2 years
Vesting percentage on the first anniversary of the grant date	50.00%
Expected life in years		5 years 7 months 21 days
Stock Options | Maximum
Stock-Based Compensation
Vesting period	4 years
Vesting percentage on the first anniversary of the grant date	25.00%
Expected life in years		6 years 29 days
Restricted Stock Units
Number of shares
Options granted (in shares)		6,066
Non vested outstanding		6,066
Weighted-average grant date fair value
Options granted (per share)		$ 16.49
Outstanding price at ending (per share)		$ 16.49
Total unrecognized stock-based compensation expense		$ 100
Weighted-average period (in years)		9 months 22 days